Loans and Leases - Troubled Debt Restructurings on Financing Receivables (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 TDRs Contract	Dec. 31, 2012 Contract TDRs
Financing Receivable, Modifications [Line Items]
Financing receivable, Modifications, Number of contracts	1	5
Financing receivable, Modifications, Pre-Modification recorded investment	$ 46	$ 2,795
Financing receivable, Modifications, Post-Modification recorded investment	46	2,252
Financing receivable, Modifications, Subsequent default, Number of contracts		3
Financing receivable, Modifications, Subsequent default, Pre-Modification recorded investment		2,536
Financing receivable, Modifications, Subsequent default, Post-Modification recorded investment		2,112
Commercial and Other Loans [Member]
Financing Receivable, Modifications [Line Items]
Financing receivable, Modifications, Number of contracts
Financing receivable, Modifications, Pre-Modification recorded investment
Financing receivable, Modifications, Post-Modification recorded investment
Financing receivable, Modifications, Subsequent default, Number of contracts
Financing receivable, Modifications, Subsequent default, Pre-Modification recorded investment
Financing receivable, Modifications, Subsequent default, Post-Modification recorded investment
Commercial Real Estate [Member]
Financing Receivable, Modifications [Line Items]
Financing receivable, Modifications, Number of contracts	1	3
Financing receivable, Modifications, Pre-Modification recorded investment	46	2,768
Financing receivable, Modifications, Post-Modification recorded investment	46	2,231
Financing receivable, Modifications, Subsequent default, Number of contracts		2
Financing receivable, Modifications, Subsequent default, Pre-Modification recorded investment		2,513
Financing receivable, Modifications, Subsequent default, Post-Modification recorded investment		2,094
Consumer Real Estate [Member]
Financing Receivable, Modifications [Line Items]
Financing receivable, Modifications, Number of contracts		2
Financing receivable, Modifications, Pre-Modification recorded investment		27
Financing receivable, Modifications, Post-Modification recorded investment		21
Financing receivable, Modifications, Subsequent default, Number of contracts		1
Financing receivable, Modifications, Subsequent default, Pre-Modification recorded investment		23
Financing receivable, Modifications, Subsequent default, Post-Modification recorded investment		$ 18